Segment Information (Details) - Schedule of business segments comprised of the related products and services	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Distribution Business [Member]
Revenue, Major Customer [Line Items]
Distribution Business	Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.	– Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.
Platform Business [Member]
Revenue, Major Customer [Line Items]
Platform Business	– Providing access to financial products and services to licensed brokers;	– Providing access to financial products and services to licensed brokers.
Platform Business One [Member]
Revenue, Major Customer [Line Items]
Platform Business	– Providing operational support for the submission and processing of product applications;	– Providing operational support for the submission and processing of product applications.
Platform Business Three [Member]
Revenue, Major Customer [Line Items]
Platform Business	– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.;	– Providing training resources and materials.
Platform Business Four [Member]
Revenue, Major Customer [Line Items]
Platform Business	– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services;	– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
Hong Kong Money Lender's License [Member]
Revenue, Major Customer [Line Items]
Platform Business	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
International Real Estates [Member]
Revenue, Major Customer [Line Items]
Platform Business	– Solicitation of real estate sales for the developers, in exchange for commissions.
Fintech Business [Member]
Revenue, Major Customer [Line Items]
Fintech Business	Managing an ensemble of fintech investments.	– Managing an ensemble of fintech investments
Healthcare Business [Member]
Revenue, Major Customer [Line Items]
Healthcare Business	Managing healthcare investments.	– Managing healthcare investment